Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographical distribution of net consolidated revenues
Net revenue	€ 4,318,073	€ 4,049,830	€ 3,934,563
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue	2,896,505	2,707,579	2,604,315
Spain
Geographical distribution of net consolidated revenues
Net revenue	242,894	225,273	216,548
European Union
Geographical distribution of net consolidated revenues
Net revenue	444,089	426,223	456,919
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue	€ 734,585	€ 690,755	€ 656,781